Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Investment Securities
(3) Investment Securities

(a) Trading Securities

At December 31, 2011 and 2010, the Company had no trading securities. Included in the December 31, 2009 Consolidated Statement of Income are $350 thousand of net trading losses related to trading account assets.

(b) Securities available for sale

The amortized cost and fair value of the securities available for sale are as follows:

(dollars in thousands)	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government sponsored enterprises	$562,588	1,171	300	563,459
State and political subdivisions	42,812	1,156	-	43,968
Mortgage backed securities and collateralized mortgage obligations - residential	202,103	2,335	415	204,023
Corporate bonds	102,248	70	5,710	96,608
Other	650	-	-	650
Total debt securities	910,401	4,732	6,425	908,708
Equity securities	9,014	-	-	9,014
Total securities available for sale	$919,415	4,732	6,425	917,722

	December 31, 2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government sponsored enterprises	$625,399	312	10,825	614,886
State and political subdivisions	79,038	1,184	458	79,764
Mortgage backed securities and collateralized mortgage obligations - residential	73,384	618	435	73,567
Corporate bonds	115,274	854	624	115,504
Other	650	-	-	650
Total debt securities	893,745	2,968	12,342	884,371
Equity securities	7,183	47	-	7,230
Total securities available for sale	$900,928	3,015	12,342	891,601

Federal Home Loan Bank stock and Federal Reserve Bank stock included in equity securities at December 31, 2011 and 2010, was $9.0 million and $6.9 million, respectively.

The following table distributes the debt securities included in the available for sale portfolio as of December 31, 2011, based on the securities' final maturity (mortgage-backed securities and collateralized mortgage obligations are stated using an estimated average life):

	Amortized Cost	Fair Value
Due in one year or less	$4,492	4,566
Due in one year through five years	653,260	650,809
Due after five years through ten years	231,319	231,166
Due after ten years	21,330	22,167
	$910,401	908,708

Actual maturities may differ from the above because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty.

Gross unrealized losses on securities available for sale and the related fair values aggregated by the length of time that individual securities have been in an unrealized loss position, were as follows:

(dollars in thousands)	December 31, 2011
	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss

U.S. government sponsored enterprises	$147,881	300	-	-	147,881	300

Mortgage backed securities and collateralized mortgage obligations - residential	107,369	369	781	46	108,150	415
Corporate bonds	72,077	4,487	19,467	1,223	91,544	5,710
Total	$327,327	5,156	20,248	1,269	347,575	6,425

	December 31, 2010
	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss

	$526,071	10,825	-	-	526,071	10,825
U.S. government sponsored enterprises State and political
subdivisions	19,939	458	-	-	19,939	458

Mortgage backed securities and collateralized mortgage obligations - residential	58,952	392	803	43	59,755	435
Corporate bonds	50,934	624	-	-	50,934	624
Total	$655,896	12,299	803	43	656,699	12,342

The proceeds from sales and calls of securities available for sale, gross realized gains and gross realized losses from sales and calls during 2011, 2010 and 2009 are as follows:

(dollars in thousands)	December 31,
	2011	2010	2009

Proceeds from sales	$47,349	261,374	133,883
Proceeds from calls	$1,124,649	937,061	613,561
Gross realized gains	1,472	3,769	2,136
Gross realized losses	44	417	288

Tax expense recognized on net gains on sales of securities available for sale were approximately $500 thousand, $1.2 million, and $650 thousand for the years ended December 31, 2011, 2010, 2009 respectively.

The amount of securities available for sale that have been pledged to secure short-term borrowings and for other purposes amounted to $253.5 million and $232.8 million at December 31, 2011 and 2010, respectively.

(c) Held to maturity securities

The amortized cost and fair value of the held to maturity securities are as follows:

(dollars in thousands)	December 31, 2011
	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value

U.S. government sponsored enterprises	$15,000	19	-	15,019

Mortgage backed securities and collateralized mortgage obligations - residential	141,857	7,727	46	149,538
Corporate bonds	59,431	834	382	59,883
Total held to maturity	$216,288	8,580	428	224,440

	December 31, 2010
	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value

Mortgage backed securities - residential	$122,654	6,092	-	128,746
Corporate bonds	69,058	2,402	-	71,460
Total held to maturity	$191,712	8,494	-	200,206

The following table distributes the debt securities included in the held to maturity portfolio as of December 31, 2011, based on the securities' final maturity (mortgage-backed securities and collateralized mortgage obligations are stated using an estimated average life):

(dollars in thousands)	Amortized Cost	Fair Value
Due in one year or less	$24,000	24,097
Due in one year through five years	167,374	175,792
Due in five years through ten years	24,914	24,551
	$216,288	224,440

Actual maturities may differ from the above because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty.

Gross unrecognized losses on held to maturity securities and the related fair values aggregated by the length of time that individual securities have been in an unrealized loss position, were as follows:

(dollars in thousands)	December 31, 2011
	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unrec. Loss	Fair Value	Gross Unrec. Loss	Fair Value	Gross Unrec. Loss

Mortgage backed securities and collateralized mortgage obligations - residential	$19,328	46	-	-	19,328	46
Corporate bonds	9,532	382	-	-	9,532	382
Total	$28,860	428	-	-	28,860	428

As of December 31, 2010 there were no held to maturity securities in an unrealized loss position.  There were no sales or transfers of held to maturity securities during 2011 and 2010.

(d) Concentrations

The Company has the following balances of securities held in the available for sale and held to maturity portfolios as of December 31, 2011 that represent greater than 10% of shareholders equity:

	Amortized Cost	Fair Value
Federal Farm Credit Bank	$35,500	35,553
Federal Home Loan Mortgage Corporation	202,663	203,351
Government National Mortgage Association	169,161	178,362
Federal National Mortgage Association	481,200	481,643

(e) Other-Than-Temporary-Impairment

Management evaluates securities for other-than-temporary impairment (“OTTI”) at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. The investment securities portfolio is evaluated for OTTI by segregating the portfolio by type and applying the appropriate OTTI model. Investment securities classified as available for sale or held-to-maturity are generally evaluated for OTTI under FASB ASC 320 “Investments – Debt and Equity Securities.”

In determining OTTI under the FASB ASC 320 model, management considers many factors, including: (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, (3) whether the market decline was affected by macroeconomic conditions, and (4) whether the Company has the intent to sell the debt security or more likely than not will be required to sell the debt security before its anticipated recovery. The assessment of whether an other-than-temporary decline exists involves a high degree of subjectivity and judgment and is based on the information available to management at a point in time.

When OTTI occurs, the amount of the OTTI recognized in earnings depends on whether management intends to sell the security or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis. If management intends to sell or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis, the OTTI shall be recognized in earnings equal to the entire difference between the investment's amortized cost basis and its fair value at the balance sheet date. If management does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery of its amortized cost basis, the OTTI on debt securities shall be separated into the amount representing the credit loss and the amount related to all other factors. The amount of the total OTTI related to the credit loss is determined based on the present value of cash flows expected to be collected and is recognized in earnings. The amount of the total OTTI related to other factors is recognized in other comprehensive income, net of applicable taxes. The previous amortized cost basis less the OTTI recognized in earnings becomes the new amortized cost basis of the investment.

As of December 31, 2011, the Company's security portfolio consisted of 264 securities, 48 of which were in an unrealized loss position, and are discussed below.

Mortgage-backed Securities and collateralized mortgage obligations - Residential

At December 31, 2011, all of the mortgage-backed securities and collateralized mortgage obligations held by the Company were issued by U.S. government-sponsored entities and agencies, primarily Fannie Mae and Freddie Mac, institutions which the government has affirmed its commitment to support. Because the decline in fair value is attributable to changes in interest rates, and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2011.

Corporate bonds

In the case of corporate bonds, the Company exposure is primarily in bonds of firms in the financial sector.  Changing market perceptions of that sector and of some specific firms has had a negative impact on bond pricing and has caused some downgrades, however all of the corporate bonds owned continue to be rated investment grade, all are current as to the payment of interest and the Company expects to collect the full amount of the principal balance at maturity.  The Company actively monitors the firms and the bonds.  The Company has concluded that the decline in fair value is not attributable to credit quality and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2011.

Other Securities

At December 31, 2011, the Company has unrealized losses on U.S. government-sponsored enterprises, and state and political subdivisions. Because the decline in fair value is attributable to changes in interest rates, and not credit quality, and because the Company does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2011.

As a result of the above analysis, for the year ended December 31, 2011, the Company did not recognize any other-than-temporary impairment losses for credit or any other reason.